Supplemental Disclosure of Cash Flow Information	12 Months Ended
Dec. 31, 2020
Statement Of Cash Flows, Additional Disclosures [Abstract]
Supplemental Disclosure of Cash Flow Information	Supplemental Disclosure of Cash Flow Information

	2020	2019	2018
Changes in non-cash working capital:
Accounts receivable	$284	$(1,310)	$1,233
Current income tax assets (liabilities)	(295)	(164)	471
Inventory	98	(194)	(74)
Prepaids and other	(56)	2	(3)
Other long-term assets	(117)	117	—
Accounts payable	(147)	39	(7)
Accrued liabilities	(254)	265	(268)
Other long-term liabilities (1)	(62)	(23)	(351)
Net changes in non-cash working capital	$(549)	$(1,268)	$1,001
Relating to:
Operating activities	$(166)	$(1,033)	$1,346
Investing activities	(383)	(235)	(345)
	$(549)	$(1,268)	$1,001

	2020	2019	2018
Expenditures on exploration and evaluation assets	$36	$73	$282
Net proceeds on sale of exploration and evaluation assets	(31)	—	(16)
Net expenditures on exploration and evaluation assets	$5	$73	$266
(1)Included in Other long-term liabilities at December 31, 2020 is $72 million of deferred purchase consideration payable over the next three years (December 31, 2019 – $95 million; 2018 - $118 million).
The following table summarizes movements in the Company's liabilities arising from financing activities for the years' ended December 31, 2020 and 2019:

	Long-term debt	Cash flow hedges on US dollar debt securities	Lease liabilities	Liabilities from financing activities
At January 1, 2019 (1)	$20,623	$(361)	$1,539	$21,801
Changes from financing cash flows:
Issue of long-term debt, net (2)	1,025	—	—	1,025
Payment of lease liabilities	—	—	(237)	(237)
Non-cash changes:
Lease additions	—	—	527	527
Changes in foreign exchange and fair value (3)	(666)	162	(20)	(524)
At December 31, 2019	20,982	(199)	1,809	22,592
Changes from financing cash flows:
Issue of long-term debt, net (2)	719	—	—	719
Repayment of Painted Pony long-term debt	(397)	—	—	(397)
Proceeds on settlement of cross currency swaps	—	166	—	166
Payment of lease liabilities	—	—	(225)	(225)
Non-cash changes:
Assumption of Painted Pony long-term debt	397	—	—	397
Lease additions	—	—	148	148
Changes in foreign exchange and fair value (3)	(248)	5	(42)	(285)
At December 31, 2020	$21,453	$(28)	$1,690	$23,115
(1)The Company adopted IFRS 16 "Leases" on January 1, 2019 using the modified retrospective approach.
(2)Includes original issue discounts and premiums, and directly attributable transaction costs.
(3)Includes foreign exchange (gain) loss, changes in the fair value of cash flow hedges on US dollar debt securities, the amortization of original issue discounts and premiums and directly attributable transaction costs, and derecognition of lease liabilities.